DEFERRED REVENUES - Change in Deferred Revenue on Extension of Warranty (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	€ 4,314
Balance	4,693	€ 4,314
Extension of Warranty [Member]
Balance	535	740
New extension of warranty	238	162
Recognition of revenue	(181)	(367)
Balance	€ 591	€ 535